Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Schwab 1000 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index Fund
Average Annual Return, Percent	[1]	38.17%	14.78%	12.56%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000® Index
Average Annual Return, Percent		38.07%	15.00%	12.75%
Schwab 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index®
Average Annual Return, Percent		38.20%	14.82%	12.65%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index® to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.